American Beacon Sound Point Enhanced Income Fund

Supplement dated October 30, 2018
to the
Prospectus dated July 2, 2018

Effective October 31, 2018, Ryan Kohan will no longer serve as a co-portfolio manager for the American Beacon Sound Point Enhanced Income Fund. Accordingly, effective as of October 31, 2018, all references to Mr. Kohan in the Prospectus are deleted.

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

American Beacon Sound Point Enhanced Income Fund

Supplement dated October 30, 2018
to the
Statement of Additional Information dated July 2, 2018

Effective October 31, 2018, Ryan Kohan will no longer serve as a co-portfolio manager for the American Beacon Sound Point Enhanced Income Fund. Accordingly, effective as of October 31, 2018, all references to Mr. Kohan in the Statement of Additional Information are deleted.

***********************************************************

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE